Loss Per Share (Details) - Schedule of basic loss per share to shareholders weighted average number of shares outstanding (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic Loss Per Share To Shareholders Weighted Average Number of Shares Outstanding [Abstract]
Diluted loss per share	$ (0.28)	$ (0.24)	$ (0.34)
Weighted average number of shares for diluted loss per share	158,658,165	121,935,741	83,199,215